Financial Assets at Fair Value through Profit or Loss	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Financial Assets at Fair Value through Profit or Loss
8	FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

Financial assets at fair value through profit or loss at March 31, 2019 and 2018 consisted of the following:

	At March 31,
	2019	2018
	(In millions)
Debt instruments	¥2,620,686	¥1,528,921
Equity instruments	20,730	18,751

Total financial assets at fair value through profit or loss	¥2,641,416	¥1,547,672

Debt instruments in financial assets at fair value through profit or loss mainly consist of non-trading bonds and investment funds which do not meet the conditions for SPPI. Equity instruments in financial assets at fair value through profit or loss mainly consist of non-trading stocks held by the venture capital investment subsidiary.

Financial assets at fair value through profit or loss at March 31, 2018 consisted of the following debt and equity instruments. The debt instruments mainly consisted of the entire hybrid instruments when the SMBC Group was required to separate an embedded derivative from its host contract, but was unable to measure the embedded derivative separately either at acquisition or at the end of a subsequent reporting period. The equity instruments mainly consisted of those held by the venture capital investment subsidiary. These instruments were managed and their performance was evaluated on a fair value basis in accordance with a documented risk management or investment strategy.